Document and Entity Information	Jul. 23, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 23, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-40523
Entity Registrant Name	Elevation Oncology, Inc.
Entity Central Index Key	0001783032
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-1771427
Entity Address, Address Line One	101 Federal Street
Entity Address, Address Line Two	Suite 1900
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02110
City Area Code	716
Local Phone Number	371-1125
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	ELEV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false